LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENT

8.           LONG-TERM INVESTMENTS

Equity method investment

In 2015, the Group acquired a 30% equity interest of Shantou Demon Network Technology Co., Ltd. (“Demon”), for $2,100 cash consideration. Demon owns an online website specialized in cross-border packages tracking. The Group has significant influence but does not have control over Demon. Accordingly, the Group recorded it as an equity method investment. For the year ended December 31, 2019, the Group recorded its share of income of $124 in the consolidated statement of operations. On June 21, 2019, the Group transferred the 30% equity interest in Demon for proceeds of $4,223 to Wuhan Zall Interconnected Technologies Co., Ltd, a subsidiary of Zall Development (HK) Holding Company Limited (“Zall”), a principal shareholder of the Company (Note 18). The Group recorded a gain of $1,994 upon the disposal for the year ended December 31, 2019.

Equity investments without readily determinable fair value

In 2017, the Group entered into an agreement with Shenzhen Maikailai Technologies Co., Ltd (“Maikailai”) to acquire 10.53% equity interest of Maikailai for a total cash consideration of $2,950. The Group does not have significant influence over Maikailai. In accordance with ASU 2016-01, as readily determinable fair value is not available for Maikailai, the Group elected to use the measurement alternative to measure such investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2020 and 2021, the carrying amount of the Group’s equity investments in Maikailai was $17,297 and $56,383, net of $nil and $nil in accumulated impairment and downward adjustments, respectively. During the years ended December 31, 2020 and 2021, the equity investment in Maikaikai were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer with the assistance of third-party experts.

Unrealized gains (upward adjustments) for the years ended December 31, 2019, 2020 and 2021 were $nil, $13,450 and $38,834, respectively, which were recognized in other income. Unrealized losses (downward adjustments and impairment) for the years ended December 31, 2019, 2020 and 2021 were $nil, $nil and $nil, respectively. As of December 31, 2020 and 2021, cumulative upward adjustments for equity securities held were $13,450 and $38,834, respectively.

Net unrealized gains and losses for equity securities held were $nil, $13,450 and $38,834 for the years ended December 31, 2019, 2020 and 2021. Net realized gains and losses on equity securities sold were $nil, $nil, and $nil for the years ended December 31, 2019, 2020 and 2021, respectively.